Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Carrying Amounts and Estimated Fair Values of Financial Instruments

	December 31, 2015		December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$82,124	$82,124	$156,540	$156,540
Restricted cash and bank deposits with maturity over three months	83,191	83,191	9,349	9,349
Accounts and notes receivable	90,786	90,786	33,755	33,755
Short-term investments	—	—	27,354	27,354
Other receivable	3,139	3,139	—	—
Finance lease receivable	30,322	30,322	—	—
Investment in an affiliate	13,950	15,149	—	—
Derivative asset	2,328	2,328	—	—

Total assets	305,840	307,039	226,998	226,998

Financial liabilities:
Borrowings	164,851	164,851	48,286	48,286
Accounts and notes payable	137,232	137,232	137,635	137,635
Other liabilities	73,436	73,436	60,905	60,905
Convertible bonds	54,062	54,315	32,575	39,423
Financing and capital lease obligations	8,796	8,796	10,092	10,092

Total liabilities	$438,377	$438,630	$289,493	$296,341

Reconciliation for Recurring Fair Value Measurments Level 3

	Derivative asset	Derivative asset
	relating to the call	relating to the	Derivative
	option	Warrant	liability
December 31, 2013	—	—	—
Purchase and issuances	—	—	(983)
Change in fair value	—	—	972

December 31, 2014	—	—	(11)

Purchase and issuances	420	16,947	—
Change in fair value	(420)	(14,619)	11

December 31, 2015	—	2,328	—